UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 31, 2007
                                              ----------------------------

Check here if Amendment [     ];     Amendment Number:
                                                        -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 115
              Greenwich, CT 06830

Form 13F File Number:         28-13145
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                         Michael Freeburg
Title:                        Principal
Phone:                        (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg                          Greenwich, CT      July 24, 2008
--------------------                          -------------      -------------
   [Signature]                                [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:           21
                                              -------------

Form 13F Information Table Value Total:         66538
                                              -------------
                                              (thousands)
























List of Other Included Managers:

{None}
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
                                                          VALUE  SHARES/     SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000) PRN AMT     PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------- -------- -------- ------ ----- ------- -------------------------- ------
BEA SYS INC                   COM             073325102       757   48,000    SH       SOLE    N/A           48,000      0      0
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108       443   20,000    SH       SOLE    N/A           20,000      0      0
CISCO SYS INC                 COM             17275R102     1,746   64,500    SH       SOLE    N/A           64,500      0      0
CITIGROUP INC                 COM             172967101     7,373  250,440    SH       SOLE    N/A          250,440      0      0
DIAMOND OFFSHORE DRILLING IN  COM             25271C102     4,260   30,000    SH       SOLE    N/A           30,000      0      0
ENSCO INTL INC                COM             26874Q100     3,303   55,406    SH       SOLE    N/A           55,406      0      0
FLEXTRONICS INTL LTD          ORD             Y2573F102       302   25,000    SH       SOLE    N/A           25,000      0      0
GOLDMAN SACHS GROUP INC       COM             38141G104     1,398    6,500    SH       SOLE    N/A            6,500      0      0
INTERACTIVE BROKERS GROUP IN  COM             45841N107     1,974   61,075    SH       SOLE    N/A           61,075      0      0
JABIL CIRCUIT INC             COM             466313103       153   10,000    SH       SOLE    N/A           10,000      0      0
JEFFERIES GROUP INC NEW       COM             472319102     3,434  149,000    SH       SOLE    N/A          149,000      0      0
MERRILL LYNCH & CO INC        COM             590188108    11,187  208,400    SH       SOLE    N/A          208,400      0      0
MORGAN STANLEY                COM NEW         617446448     3,301   62,150    SH       SOLE    N/A           62,150      0      0
PRIDE INTL INC DEL            COM             74153Q102     3,390  100,000    SH       SOLE    N/A          100,000      0      0
PROSHARES TR                  ULTSHT RUS2000  74347R834     6,717   95,500    SH       SOLE    N/A           95,500      0      0
ROWAN COS INC                 COM             779382100     3,551   90,000    SH       SOLE    N/A           90,000      0      0
TARRAGON CORP                 COM             876287103        60   40,001    SH       SOLE    N/A           40,001      0      0
TESORO CORP                   COM             881609101     1,431   30,000    SH       SOLE    N/A           30,000      0      0
TRANSOCEAN INC NEW            SHS             G90073100     6,409   44,773    SH       SOLE    N/A           44,773      0      0
WACHOVIA CORP NEW             COM             929903102     3,803  100,000    SH       SOLE    N/A          100,000      0      0
YAHOO INC                     COM             984332106     1,547   65,500    SH       SOLE    N/A           65,500      0      0
